REVENUE	9 Months Ended
Sep. 30, 2019
REVENUE
REVENUE

16   REVENUE

Net revenue consisted of the following:

	Nine-month periods ended September 30,
	2018	2019

Colocation services	1,471,379	2,366,230
Managed service and others	459,061	568,731
Service revenue	1,930,440	2,934,961
Equipment sales	32,116	8,257
Total	1,962,556	2,943,218

During the nine-month period ended September 30, 2018, the Company had three customers, which generated over 10% of the Company's total revenues or RMB458,021, RMB383,374 and RMB303,309, respectively. During the nine-month period ended September 30, 2019, the Company had three customers, which generated over 10% of the Company's total revenues or RMB732,097, RMB525,527 and RMB403,369, respectively.